CONCENTRATION AND RISKS (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) item customer	Dec. 31, 2024 CNY (¥) item customer	Dec. 31, 2023 item
CONCENTRATION AND RISKS
Cash and cash equivalents, restricted cash and time deposits in RMB | ¥	¥ 6,492.9	¥ 4,708.8
Currency concentration risk | Cash, cash equivalents and time deposits | Cash, cash equivalents and time deposits denominated in RMB
CONCENTRATION AND RISKS
Concentration risk, percentage	82.30%	96.70%
Customer concentration risk | Accounts receivable
CONCENTRATION AND RISKS
Number of customers | customer	1	1
Customer concentration risk | Accounts receivable | Customer A
CONCENTRATION AND RISKS
Concentration risk, percentage	14.00%
Supplier concentration risk | Raw materials and packaging
CONCENTRATION AND RISKS
Number of suppliers | item	1	2	1
Supplier concentration risk | Raw materials and packaging | Supplier A
CONCENTRATION AND RISKS
Concentration risk, percentage		11.00%	13.00%
Supplier concentration risk | Raw materials and packaging | Supplier B
CONCENTRATION AND RISKS
Concentration risk, percentage	13.00%	14.00%